SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
AbbVie Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	32-0375147
Plan number	001
Loans to participants	$ 81,721
Total	$ 15,800,031
AbbVie Savings Plan | Investment, Identifier [Axis]: Abbott Laboratories, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:AbbottLaboratoriesMember
Investment current value type	AbbVie common shares
Current Value	$ 387,800
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Abbvie Inc., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:AbbvieIncMember
Investment current value type	AbbVie common shares
Current Value	$ 2,659,216
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Capital Group Europacific Growth Trust, Class U2, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:CapitalGroupEuropacificGrowthTrustClassU2Member
Investment current value type	Collective trust funds
Current Value	$ 353,033
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Capital Group Growth Fund Of America, Class U4, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:CapitalGroupGrowthFundOfAmericaClassU4Member
Investment current value type	Collective trust funds
Current Value	$ 1,225,666
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Capital Group Washington Mutual Investors Trust, Class U3, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:CapitalGroupWashingtonMutualInvestorsTrustClassU3Member
Investment current value type	Collective trust funds
Current Value	$ 493,597
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Fiam Core Plus Collective Investment Trust Class U, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:FiamCorePlusCollectiveInvestmentTrustClassUMember
Investment current value type	Collective trust funds
Current Value	$ 402,607
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Galliard Managed Income Fund Core, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:GalliardManagedIncomeFundCoreMember
Investment current value type	Collective trust funds
Current Value	$ 100,810
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Galliard Stable Return Fund W, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:GalliardStableReturnFundWMember
Investment current value type	Collective trust funds
Current Value	$ 353,966
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Global Allcap Equity Ex-Us Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetGlobalAllcapEquityExUsIndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 759,598
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetSP500IndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 2,707,096
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2025 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2025SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 387,584
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2030 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2030SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 674,828
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2035 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2035SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 795,215
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2040 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2040SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 829,694
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2045 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2045SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 695,552
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2050 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2050SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 516,905
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2055 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2055SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 331,540
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2060 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2060SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 191,110
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2065 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2065SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 72,978
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2070 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2070SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 4,496
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement Income Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirementIncomeSecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 233,279
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Us Bond Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetUsBondIndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 286,229
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: State Street Us Extended Market Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetUsExtendedMarketIndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 809,291
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Vanguard Federal Money Market, Money Market Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:VanguardFederalMoneyMarketMember
Investment current value type	us-gaap:MoneyMarketFundsMember
Current Value	$ 5,288
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Investment, Identifier [Axis]: Wellington Cif Ii Smid Cap Research Class S5, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:WellingtonCifIiSmidCapResearchClassS5Member
Investment current value type	Collective trust funds
Current Value	$ 236,876
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Savings Plan | Interest bearing cash
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 25
AbbVie Savings Plan | Self-directed brokerage accounts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 204,031
AbbVie Savings Plan | Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of Loans to participants	3.25%
AbbVie Savings Plan | Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of Loans to participants	9.50%
AbbVie Puerto Rico Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	98-0429860
Plan number	002
Loans to participants	$ 7,771
Total	$ 673,051
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Abbott Laboratories, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:AbbottLaboratoriesMember
Investment current value type	AbbVie common shares
Current Value	$ 48,515
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Abbvie Inc., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:AbbvieIncMember
Investment current value type	AbbVie common shares
Current Value	$ 280,765
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: American Funds Europacific Growth Fund, Class R6, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:AmericanFundsEuropacificGrowthFundClassR6Member
Investment current value type	Mutual funds
Current Value	$ 8,515
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Capital Group Growth Fund Of America, Class U4, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:CapitalGroupGrowthFundOfAmericaClassU4Member
Investment current value type	Collective trust funds
Current Value	$ 31,418
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Capital Group Washington Mutual Investment Trust Class U3, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:CapitalGroupWashingtonMutualInvestmentTrustClassU3Member
Investment current value type	Collective trust funds
Current Value	$ 8,946
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Fiam Core Plus Collective Investment Trust Class U, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:FiamCorePlusCollectiveInvestmentTrustClassUMember
Investment current value type	Collective trust funds
Current Value	$ 15,715
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Galliard Stable Return Fund W, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:GalliardStableReturnFundXMember
Investment current value type	Collective trust funds
Current Value	$ 51,014
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Global Allcap Equity Ex-Us Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetGlobalAllcapEquityExUsIndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 30,340
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetSP500IndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 63,691
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2025 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2025SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 13,164
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2030 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2030SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 16,807
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2035 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2035SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 14,099
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2040 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2040SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 10,892
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2045 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2045SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 7,539
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2050 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2050SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 4,398
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2055 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2055SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 4,573
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2060 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2060SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 3,673
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2065 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2065SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 2,169
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement 2070 Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirement2070SecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 321
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Target Retirement Income Securities Lending Series Fund Class Iv, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetTargetRetirementIncomeSecuritiesLendingSeriesFundClassIvMember
Investment current value type	Collective trust funds
Current Value	$ 11,051
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Us Bond Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetUsBondIndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 14,494
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: State Street Us Extended Market Index Securities Lending Series Fund Class X, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:StateStreetUsExtendedMarketIndexSecuritiesLendingSeriesFundClassXMember
Investment current value type	Collective trust funds
Current Value	$ 17,903
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Vanguard Federal Money Market, Money Market Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:VanguardFederalMoneyMarketMember
Investment current value type	us-gaap:MoneyMarketFundsMember
Current Value	$ 80
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Investment, Identifier [Axis]: Wellington Cif Ii Smid Cap Research Class S5, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abbv:WellingtonCifIiSmidCapResearchClassS5Member
Investment current value type	Collective trust funds
Current Value	$ 3,348
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
AbbVie Puerto Rico Savings Plan | Self-directed brokerage accounts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 1,850
AbbVie Puerto Rico Savings Plan | Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of Loans to participants	3.25%
AbbVie Puerto Rico Savings Plan | Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of Loans to participants	8.50%